Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Chemicals (63.3%)
	Linde plc	1,614,485	570,979
	Air Products and Chemicals Inc.	731,228	196,803
	Sherwin-Williams Co.	808,437	184,146
	Ecolab Inc.	843,621	139,240
	Corteva Inc.	2,346,340	125,506
	Dow Inc.	2,331,349	113,723
	PPG Industries Inc.	775,036	101,754
	DuPont de Nemours Inc.	1,511,481	101,556
	Albemarle Corp.	386,260	74,753
	LyondellBasell Industries NV Class A	857,408	73,343
	International Flavors & Fragrances Inc.	840,015	64,925
	FMC Corp.	412,029	42,884
	CF Industries Holdings Inc.	645,274	39,691
	Celanese Corp. Class A	346,802	36,074
	Mosaic Co.	1,093,588	34,951
	RPM International Inc.	424,513	33,872
	Eastman Chemical Co.	392,524	30,260
*	Axalta Coating Systems Ltd.	728,286	21,128
	Olin Corp.	409,675	19,382
	Ashland Inc.	170,003	14,430
	Huntsman Corp.	573,947	13,631
*	Livent Corp.	590,982	13,622
	Element Solutions Inc.	755,878	13,553
	Westlake Corp.	126,027	13,100
	Balchem Corp.	105,818	13,082
	Chemours Co.	489,489	12,966
	Cabot Corp.	185,269	12,687
	HB Fuller Co.	177,059	11,144
	Avient Corp.	284,629	10,389
	Sensient Technologies Corp.	138,900	10,005
	NewMarket Corp.	23,890	9,313
	Scotts Miracle-Gro Co.	138,057	8,725
	Quaker Chemical Corp.	41,355	7,850
	Innospec Inc.	82,050	7,578
	Stepan Co.	73,228	6,733
	Minerals Technologies Inc.	107,044	5,953
*	Ingevity Corp.	116,145	5,481
*,1	Ginkgo Bioworks Holdings Inc.	3,099,689	4,897
	Orion Engineered Carbons SA	188,099	4,362
	Tronox Holdings plc Class A	382,199	4,067
*	Ecovyst Inc.	344,576	3,459
	Hawkins Inc.	65,781	3,088

		Shares	Market Value ($000)
	AdvanSix Inc.	90,180	2,967
	Chase Corp.	25,007	2,941
	Mativ Holdings Inc.	180,516	2,719
*	Perimeter Solutions SA	469,679	2,546
*,1	Diversey Holdings Ltd.	267,768	2,230
*,1	PureCycle Technologies Inc.	296,157	2,040
	Koppers Holdings Inc.	68,389	1,980
*	LSB Industries Inc.	162,787	1,514
*,1	Origin Materials Inc.	352,301	1,490
*	Aspen Aerogels Inc.	207,564	1,364
	Trinseo plc	91,435	1,136
*,1	Danimer Scientific Inc.	318,761	921
*,1	Amyris Inc.	784,648	662
	Kronos Worldwide Inc.	76,219	629
*	Intrepid Potash Inc.	35,102	617
			2,240,841
Construction Materials (5.6%)
	Vulcan Materials Co.	438,107	85,650
	Martin Marietta Materials Inc.	204,154	81,261
	Eagle Materials Inc.	118,801	19,356
*	Summit Materials Inc. Class A	390,858	12,363
			198,630
Containers & Packaging (11.6%)
	Ball Corp.	1,035,345	52,968
	Amcor plc	4,892,195	47,161
	Avery Dennison Corp.	267,098	43,037
	Packaging Corp. of America	295,975	36,710
	International Paper Co.	1,093,040	32,179
	Crown Holdings Inc.	395,567	30,154
	AptarGroup Inc.	215,420	24,233
	Graphic Packaging Holding Co.	1,012,415	24,197
	Westrock Co.	837,874	23,469
	Berry Global Group Inc.	399,978	22,883
	Sonoco Products Co.	322,217	19,288
	Sealed Air Corp.	474,986	17,978
	Silgan Holdings Inc.	289,710	13,034
*	O-I Glass Inc.	510,627	10,580
	Greif Inc. Class A	85,343	5,129
	TriMas Corp.	137,489	3,480
	Myers Industries Inc.	103,553	1,936
	Pactiv Evergreen Inc.	144,706	1,016
*	Ranpak Holdings Corp. Class A	145,514	451
			409,883
Metals & Mining (18.9%)
	Freeport-McMoRan Inc.	4,711,005	161,776
	Nucor Corp.	829,580	109,554
	Newmont Corp.	2,616,056	106,081
	Steel Dynamics Inc.	536,727	49,325
	Reliance Steel & Aluminum Co.	193,710	45,460
	Royal Gold Inc.	216,210	26,775
*	Cleveland-Cliffs Inc.	1,696,729	23,551
	Alcoa Corp.	587,795	18,645
	Commercial Metals Co.	385,498	16,480
*	ATI Inc.	423,806	14,655
	US Steel Corp.	536,909	11,232
	Hecla Mining Co.	1,881,733	10,030
*	Arconic Corp.	327,043	9,455

		Shares	Market Value ($000)
	Carpenter Technology Corp.	159,643	7,281
*	MP Materials Corp.	350,575	7,264
	Materion Corp.	67,780	6,801
	Alpha Metallurgical Resources Inc.	44,433	5,997
	Worthington Industries Inc.	106,365	5,970
	Warrior Met Coal Inc.	170,970	5,604
	Compass Minerals International Inc.	115,129	3,653
*	Piedmont Lithium Inc.	59,946	3,283
*	Coeur Mining Inc.	1,057,208	3,172
	Kaiser Aluminum Corp.	52,277	3,158
	Ryerson Holding Corp.	75,819	2,577
	Schnitzer Steel Industries Inc. Class A	85,149	2,343
*	TimkenSteel Corp.	129,900	2,212
*	Ivanhoe Electric Inc.	152,926	1,910
	SunCoke Energy Inc.	277,739	1,886
*	Century Aluminum Co.	182,280	1,429
	Ramaco Resources Inc.	87,708	650
*,1	5e Advanced Materials Inc.	101,798	289
			668,498
Paper & Forest Products (0.5%)
	Louisiana-Pacific Corp.	213,190	12,476
	Sylvamo Corp.	125,989	4,967
	Mercer International Inc.	130,613	1,131
			18,574
Total Common Stocks (Cost $3,733,410)			3,536,426
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $9,214)	92,163	9,215
Total Investments (100.1%) (Cost $3,742,624)			3,545,641
Other Assets and Liabilities—Net (-0.1%)			(4,712)
Net Assets (100.0%)			3,540,929
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,402,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,205,000 was received for securities on loan, of which $9,204,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
US Steel Corp.	8/31/23	BANA	4,435	(5.054)	—	(11)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,536,426	—	—	3,536,426
Temporary Cash Investments	9,215	—	—	9,215
Total	3,545,641	—	—	3,545,641
Derivative Financial Instruments
Liabilities
Swap Contracts	—	11	—	11